Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	May 01, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jan. 17, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Aug. 01, 2016	Jul. 31, 2016	Aug. 03, 2015	Jul. 31, 2015	Jul. 31, 2014
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P High Yield Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Account Value	$ 27,083	$ 24,721		$ 23,965	$ 22,598	$ 16,587		$ 17,474	$ 16,070	$ 14,215		$ 13,159		$ 11,070	$ 10,000
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 34,403	28,165		24,921	26,134	19,153		17,108	15,843	13,629		11,745		11,121	10,000
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | IDIVX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IDIVX with maximum sales charge
Account Value	$ 24,608	20,613		19,573	17,569	14,273		14,624	13,456	12,686		11,797		10,136	9,500
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | IDIVX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IDIVX without maximum sales charge
Account Value	$ 25,904	21,699		20,604	18,494	15,025		15,394	14,165	13,354		12,419		10,670	10,000
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P High Yield Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Account Value	$ 24,474	22,340		21,656	20,421	14,989		15,791	14,522	12,846		11,892	$ 10,000
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 31,022	25,397		22,472	23,565	17,271		15,426	14,285	12,290		10,591	10,000
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | IDHCX without CDSC [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IDHCX without CDSC
Account Value	$ 22,764	19,203		18,376	16,624	13,605		14,044	13,023	12,364		11,587	10,000
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P High Yield Dividend Aristocrats Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Account Value	$ 20,651	18,850		18,273	17,231	12,648		13,324	12,253	10,839	$ 10,000
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 29,329	24,011		21,246	22,279	16,328		14,584	13,506	11,619	10,000
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | IDHIX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IDHIX
Account Value	$ 21,385	17,861		16,918	15,149	12,278		12,547	11,518	10,831	10,000
Integrity Dividend Summit Fund | Class A | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Account Value	$ 11,704	10,168	$ 10,000
Integrity Dividend Summit Fund | Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 13,504	11,055	10,000
Integrity Dividend Summit Fund | Class A | APAYX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	APAYX with maximum sales charge
Account Value	$ 11,185	9,805	9,497
Integrity Dividend Summit Fund | Class A | APAYX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	APAYX without maximum sales charge
Account Value	$ 11,778	10,325	10,000
Integrity Dividend Summit Fund | Class C | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Account Value	$ 11,704	10,168	10,000
Integrity Dividend Summit Fund | Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 13,504	11,055	10,000
Integrity Dividend Summit Fund | Class C | CPAYX without CDSC [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	CPAYX without CDSC
Account Value	$ 11,779	10,325	10,000
Integrity Dividend Summit Fund | Class I | Dow Jones U.S. Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Account Value	$ 11,704	10,168	10,000
Integrity Dividend Summit Fund | Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 13,504	11,055	10,000
Integrity Dividend Summit Fund | Class I | IPAYX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IPAYX
Account Value	$ 11,782	10,331	$ 10,000
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 34,403	28,165		24,921	26,134	19,153		17,108	15,843	13,629		11,745		11,121	10,000
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | IGIAX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IGIAX with maximum sales charge
Account Value	$ 27,043	22,229		19,677	21,472	16,011		14,370	12,807	11,046		9,927		10,019	9,500
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | IGIAX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IGIAX without maximum sales charge
Account Value	$ 28,466	23,399		20,712	22,602	16,854		15,127	13,481	11,627		10,449		10,547	10,000
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 31,022	25,397		22,472	23,565	17,271		15,426	14,285	12,290		10,591	10,000
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C | IGIUX without CDSC [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IGIUX without CDSC
Account Value	$ 25,649	21,243		18,944	20,827	15,608		14,065	12,587	10,920		9,889	$ 10,000
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I | S&P 500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Account Value	$ 29,329	24,011		21,246	22,279	16,328		14,584	13,506	11,619	10,000
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I | IGIVX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IGIVX
Account Value	$ 27,844	22,831		20,159	21,942	16,319		14,613	12,988	11,177	10,000
Integrity High Income Fund | Integrity High Income Fund Class A | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Account Value	$ 15,753	14,185		13,587	14,771	13,353		12,813	11,993	11,689		10,535		10,036	10,000
Integrity High Income Fund | Integrity High Income Fund Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,158		11,546	12,705	12,794		11,619	10,750	10,837		10,893		10,282	10,000
Integrity High Income Fund | Integrity High Income Fund Class A | IHFAX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IHFAX with maximum sales charge
Account Value	$ 14,509	13,217		12,906	13,750	12,431		12,025	11,265	10,991		10,036		9,676	9,580
Integrity High Income Fund | Integrity High Income Fund Class A | IHFAX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IHFAX without maximum sales charge
Account Value	$ 15,145	13,796		13,471	14,353	12,975		12,552	11,759	11,473		10,475		10,099	10,000
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Account Value	$ 15,753	14,185		13,587	14,771	13,353		12,813	11,993	11,689		10,535		10,036	10,000
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,158		11,546	12,705	12,794		11,619	10,750	10,837		10,893		10,282	10,000
Integrity High Income Fund | Integrity High Income Fund Class C | IHFCX without CDSC [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IHFCX without CDSC
Account Value	$ 14,057	12,902		12,692	13,621	12,408		12,077	11,414	11,219		10,308		10,025	10,000
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Account Value	$ 14,954	13,465		12,897	14,021	12,675		12,163	11,384	11,095	10,000
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,788	10,265		10,622	11,688	11,770		10,689	9,889	9,969	10,000
Integrity High Income Fund | Integrity High Income Fund, Class I|IHFIX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IHFIX
Account Value	$ 14,743	13,395		13,048	13,886	12,505		12,068	11,292	10,990	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | ICPAX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICPAX without maximum sales charge
Account Value	$ 8,606	7,802		7,344	5,346	3,651		5,839	7,594	6,650		6,639		7,142	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | ICPAX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICPAX with maximum sales charge
Account Value	$ 8,175	7,411		6,976	5,078	3,468		5,547	7,214	6,317		6,307		6,785	9,499
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Account Value	$ 33,623	27,656		24,543	25,765	18,735		17,152	15,854	13,629		11,749		11,125	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Account Value	$ 13,603	12,379		10,671	6,416	4,379		7,186	8,821	7,306		7,369		7,300	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Account Value	$ 13,603	12,379		10,671	6,416	4,379		7,186	8,821	7,306		7,369		7,300	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Account Value	$ 33,623	27,656		24,543	25,765	18,735		17,152	15,854	13,629		11,749		11,125	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | ICPUX without CDSC [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICPUX without CDSC
Account Value	$ 8,176	7,445		7,057	5,155	3,539		5,689	7,437	6,549		6,563		7,093	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I | S&P 1500 Energy TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Account Value	$ 19,108	17,390		14,991	9,013	6,151		10,095	12,391	10,264	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I | S&P 1500 TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Account Value	$ 28,658	23,572		20,919	21,961	15,969		14,620	13,513	11,616	10,000
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I | ICWIX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICWIX
Account Value	$ 13,994	12,612		11,825	8,558	5,817		9,240	11,975	10,444	$ 10,000
Integrity Short Term Government Fund | Class A | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 9,823	9,347		9,672	10,643	10,718	$ 10,000
Integrity Short Term Government Fund | Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,823	9,347		9,672	10,643	10,718	10,000
Integrity Short Term Government Fund | Class A | MDSAX with maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MDSAX with maximum sales charge
Account Value	$ 9,751	9,072		9,264	9,702	9,653	9,497
Integrity Short Term Government Fund | Class A | MDSAX without maximum sales charge [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MDSAX without maximum sales charge
Account Value	$ 10,267	9,552		9,755	10,215	10,164	$ 10,000
Integrity Short Term Government Fund | Class I | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 11,332	10,757		10,741	11,088	11,073		10,617	10,224	10,238		10,222		10,101	10,000
Integrity Short Term Government Fund | Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,727	11,158		11,546	12,705	12,794		11,619	10,750	10,837		10,893		10,282	10,000
Integrity Short Term Government Fund | Class I | MDSIX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MDSIX
Account Value	$ 11,242	$ 10,433		$ 10,642	$ 11,106	$ 11,024		$ 10,701	$ 10,351	$ 10,207		$ 10,186		$ 10,070	$ 10,000